Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Entity File Number	001-39407
Entity Registrant Name	Li Auto Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11 Wenliang Street
Entity Address, Adress Line Two	Shunyi District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	101399
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001791706
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11 Wenliang Street
Entity Address, Adress Line Two	Shunyi District
Contact Personnel Name	Tie Li
Contact Personnel Email Address	ir@lixiang.com
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	101399
Entity Address, Country	CN
Country Region	86
City Area Code	10
Local Phone Number	8742-7209
American depository shares
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing two Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	LI
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Entity Common Stock, Shares Outstanding	1,738,408,250
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	355,812,080